Costs of services and general and administrative costs - Summary of Auditor's Remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Information About Operating Cost [line items]
Audit-related services	£ 1	£ 1	£ 0
Fees payable to the auditors pursuant to legislation	44	40	37
Total other fees	2	2	1
Total fees	46	42	38
Pwc
Disclosure Of Information About Operating Cost [line items]
Other assurance services	0	0	0
Deloitte
Disclosure Of Information About Operating Cost [line items]
Other assurance services	1	1	1
Compliance services
Disclosure Of Information About Operating Cost [line items]
Tax compliance services	0	0	0
WPP plc
Disclosure Of Information About Operating Cost [line items]
Audit-related services	18	10	8
Subsidiaries
Disclosure Of Information About Operating Cost [line items]
Audit-related services	£ 26	£ 30	£ 29